Acquisitions - Book Values of Identifiable Assets and Liabilities Acquired and Their Fair Value (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Book value [member]
Disclosure of detailed information about business combination [line items]
Intangible assets		£ 0.8
Property, plant and equipment	£ 3.1	5.5
Cash	5.0	28.9
Trade receivables due within one year	43.7	74.4
Other current assets	20.3	20.1
Total assets	72.1	129.7
Current liabilities	(42.8)	(76.0)
Trade and other payables due after one year	(2.4)	(10.2)
Provisions		(0.1)
Total liabilities	(45.2)	(86.3)
Net assets	26.9	43.4
Fair value adjustments [member]
Disclosure of detailed information about business combination [line items]
Intangible assets	40.3	79.0
Total assets	40.3	79.0
Trade and other payables due after one year	(13.5)	(20.5)
Deferred tax liabilities	(9.9)	(16.8)
Provisions	(0.4)	(4.8)
Total liabilities	(23.8)	(42.1)
Net assets	16.5	36.9
At Fair Value [member]
Disclosure of detailed information about business combination [line items]
Intangible assets	40.3	79.8
Property, plant and equipment	3.1	5.5
Cash	5.0	28.9
Trade receivables due within one year	43.7	74.4
Other current assets	20.3	20.1
Total assets	112.4	208.7
Current liabilities	(42.8)	(76.0)
Trade and other payables due after one year	(15.9)	(30.7)
Deferred tax liabilities	(9.9)	(16.8)
Provisions	(0.4)	(4.9)
Total liabilities	(69.0)	(128.4)
Net assets	43.4	80.3
Non-controlling interests	(6.3)	(13.9)
Fair value of equity stake in associate undertakings before acquisition of controlling interest	(3.1)	(5.7)
Goodwill	141.6	314.3
Consideration	175.6	375.0
Consideration satisfied by:
Cash	127.4	213.7
Payments due to vendors	£ 48.2	£ 161.3